FRANCHISE COOPERATION FEE (Details Narrative) - USD ($)	May 15, 2026	Jul. 31, 2026	May 07, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Wire fee		$ 18	$ 18
Franchise Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 2,985
Initial franchise cooperation fee	3,000
Wire fee	15
Gross contractual fee	$ 3,000